Investment in affiliates (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2021
Investments
Investment in affiliates	¥ 29,886,783	$ 4,333,176	¥ 122,187,351
Private equity funds that the Company serves as general partner or fund manager
Investments
Investment in affiliates			70,477,177
Jiakun
Investments
Investment in affiliates	¥ 29,886,783	$ 4,333,176	¥ 29,983,575
Equity method investment, ownership percentage (in percentage)	100.00%	100.00%	44.40%	44.00%
Changjiang Jupai
Investments
Investment in affiliates			¥ 12,155,030
Equity method investment, ownership percentage (in percentage)			25.00%
Wuling Center
Investments
Investment in affiliates			¥ 3,967,860
Equity method investment, ownership percentage (in percentage)			1.20%
Guochen
Investments
Investment in affiliates			¥ 3,077,549
Equity method investment, ownership percentage (in percentage)			8.30%
Juzhi
Investments
Investment in affiliates			¥ 1,265,531
Equity method investment, ownership percentage (in percentage)			50.00%
Others
Investments
Investment in affiliates			¥ 1,260,629